Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 90.7%
	Communication Services: 8.2%
310,000	Mobile TeleSystems PJSC ADR	$ 2,368,400	3.3
73,700	(1) Yandex NV	3,542,022	4.9
		5,910,422	8.2

	Consumer Staples: 7.4%
40,000	Magnit OJSC	2,609,343	3.6
118,700	X5 Retail Group N.V. - FIVEL GDR	2,683,834	3.8
		5,293,177	7.4

	Energy: 36.3%
2,090,000	Gazprom PJSC	9,030,315	12.6
40,000	Lukoil PJSC ADR	3,554,800	4.9
37,800	Lukoil PJSC	3,355,921	4.7
146,000	Novatek PJSC	3,110,440	4.3
12,450	Novatek PJSC GDR	2,629,510	3.7
1,820,000	Sovcomflot PJSC	1,701,002	2.4
410,000	Tatneft PJSC	2,639,495	3.7
		26,021,483	36.3

	Financials: 15.6%
248,000	Halyk Savings Bank of Kazakhstan JSC GDR	3,238,183	4.5
12,000	Kaspi.KZ JSC GDR	1,026,574	1.4
570,000	(1) Renaissance Insurance Group JSC	512,525	0.7
1,085,000	Sberbank of Russia PJSC	3,739,151	5.2
80,000	Sberbank PAO ADR	1,116,800	1.6
2,800,000,000	(1) VTB Bank PJSC	1,582,219	2.2
		11,215,452	15.6

	Industrials: 2.8%
2,700,000	(1) Aeroflot PJSC	2,003,069	2.8

	Information Technology: 5.0%
4,000	(1) EPAM Systems, Inc.	1,904,560	2.7
63,000	(1) Grid Dynamics Holdings, Inc.	1,678,950	2.3
		3,583,510	5.0

	Materials: 15.4%
1,655,000	Alrosa PJSC	2,434,677	3.4
240,000	Kinross Gold Corp.	1,297,093	1.8
12,000	MMC Norilsk Nickel OJSC	3,365,627	4.7
36,100	PhosAgro PJSC	2,550,936	3.5
100,000	Polymetal International PLC	1,436,863	2.0
		11,085,196	15.4

	Total Common Stock
	(Cost $49,123,997)	65,112,309	90.7

PREFERRED STOCK: 6.9%
	Energy: 5.5%
410,000	Tatneft	2,392,738	3.3
800	Transneft PJSC	1,532,991	2.2
		3,925,729	5.5
	Financials: 1.4%
310,000	Sberbank of Russia	1,018,714	1.4

	Total Preferred Stock
	(Cost $4,326,811)	4,944,443	6.9

	Total Long-Term Investments
	(Cost $53,450,808)	70,056,752	97.6

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
760,515	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $760,515)	760,515	1.1

	Total Short-Term Investments
	(Cost $760,515)	760,515	1.1

	Total Investments in Securities (Cost $54,211,323)	$ 70,817,267	98.7
	Assets in Excess of Other Liabilities	934,229	1.3
	Net Assets	$ 71,751,496	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2022.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,910,422	$–	$–	$5,910,422
Consumer Staples	–	5,293,177	–	5,293,177
Energy	5,255,802	20,765,681	–	26,021,483
Financials	1,629,325	9,586,127	–	11,215,452
Industrials	–	2,003,069	–	2,003,069
Information Technology	3,583,510	–	–	3,583,510
Materials	1,297,093	9,788,103	–	11,085,196
Total Common Stock	17,676,152	47,436,157	–	65,112,309
Preferred Stock	–	4,944,443	–	4,944,443
Short-Term Investments	760,515	–	–	760,515
Total Investments, at fair value	$18,436,667	$52,380,600	$–	$70,817,267

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $54,588,318.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,535,525
Gross Unrealized Depreciation	(3,248,290)
Net Unrealized Appreciation	$16,287,235